Investments in equity-accounted associates and joint ventures (Tables)	12 Months Ended
Oct. 31, 2018
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Summary of Aggregate Financial Information Related to Proportionate Interest in the Equity-accounted Joint Ventures

The following table provides the summarized aggregate financial information related to our proportionate interest in the equity-accounted joint ventures:

$ millions, for the year ended October 31	2018	2017	2016
Net income	$106	$81	$64
OCI	(12)	(30)	2
Total comprehensive income	$94	$51	$66

Summary of Aggregate Financial Information Related to Proportionate Interest in Equity-accounted Associates

The following table provides the summarized aggregate financial information related to our proportionate interest in equity-accounted associates:

$ millions, for the year ended October 31	2018	2017	2016
Net income (1)	$15	$20	$32
OCI	(7)	6	4
Total comprehensive income	$8	$26	$36

(1)	Excludes realized gains and losses on the sale of our equity-accounted associates.